Risks and concentration (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration of credit risk | Accounts receivable | Customer A
Risks and concentration
Concentration risk, percentage		97.00%
Concentration of credit risk | Accounts receivable | Customer G
Risks and concentration
Concentration risk, percentage	100.00%
Customer concentration risk | Total revenue | Customer B
Risks and concentration
Concentration risk, percentage			33.00%
Customer concentration risk | Total revenue | Customer C
Risks and concentration
Concentration risk, percentage			22.00%
Customer concentration risk | Total revenue | Customer D
Risks and concentration
Concentration risk, percentage			16.00%
Customer concentration risk | Total revenue | Customer E
Risks and concentration
Concentration risk, percentage	11.00%	14.00%
Customer concentration risk | Total revenue | Customer F
Risks and concentration
Concentration risk, percentage	11.00%